Disaggregated revenue and Concentration (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disaggregated revenue and Concentration
Schedule of disaggregated revenue
	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Products sale	$91,598	$68,542	$1,142,865	$672,829
Product installation service	196,614	38,500	802,367	65,900
	$288,212	$107,042	$1,945,232	$738,729

	Years Ended
	December 31,
	2024	2023
Products sale	$626,389	$452,285
Product installation service	181,983	68,360
	$808,372	$520,645

Schedule of revenue and accounts receivable
	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Number of customers (more than 10% revenue)	6	4	1	3
Total revenue of top 5 customers	79.6%	82.1%	37.9%	95.5%
	September 30,	December 31,
	2025	2024
Number of customers (more than 10% of accounts receivable)	2	3
Total % of accounts receivable balance (more than 10%)	67.0%	86.3%

	Percentage of Revenue		Percentage of
	For Year Ended		Accounts Receivable
	December 31		December 31	December 31
	2024	2023	2024	2023
Customer A	30.20%	-	-	-
Customer B	13.68%	-	21.08%	-
Customer C	10.30%	-	-	-
Customer D	19.55%	32.65%	49.77%	39.77%
Customer E	-	44.19%	-	53.82%
Customer F	5.79%	-	15.44%	-
Total (as a group)	79.52%	76.84%	86.29%	93.59%

Schedule of purchase and accounts payable
	Percentage of Purchases		Percentage of Purchases		Percentage of
	For three months ended		For nine months ended		Accounts payable for purchase
	September 30,		September 30,		September 30,	December 31
	2025	2024	2025	2024	2025	2024
Supplier A	-	62.8%	32.5%	33.8%	-	-
Supplier B	3.7%	9.6%	4.9%	8.4%	4.9%	74.5%
Supplier C	-	0.8%	-	27.8%	-	-
Supplier D	41.9%	2.0%	7.0%	8.3%	59.1%	-
Supplier E	-	-	13.6%	-	-	-
Supplier F	-	18.5%	3.2%	10.0%	-	100.0%
Supplier G	13.2%	-	19.1%	-	-	-
Supplier H	17.9%	-	3.3%	-	-	-

Total (as a group)	76.7%	93.7%	83.5%	88.4%	64.0%	174.5%

	Percentage of Purchase		Percentage of
	For Year Ended		Accounts payable for purchase
	December 31		December 31	December 31
	2024	2023	2024	2023
Supplier A	33.09%	77.01%	-	-
Supplier B	12.25%	-	74.46%	-
Supplier C	23.80%	-	-	-
Supplier D	8.25%	4.41%	25.54%	-
Total (as a group)	77.39%	81.42%	100.00%	-